INCOME TAXES - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax (benefit) expense:
Federal	$ 720	$ 262	$ (280)
Current tax (benefit) expense:	9,835	18,828	18,278
Deferred tax (benefit) expense:
Federal	354	185	566
Deferred tax (benefit) expense:	(23,168)	(698)	(7,966)
Total	(13,333)	18,130	10,312
U.S.
Current tax (benefit) expense:
Foreign	(17,422)	2,706	3,109
Deferred tax (benefit) expense:
Foreign	(990)	(298)	(1,948)
Foreign (excluding U.S.)
Current tax (benefit) expense:
Foreign	26,537	15,860	15,449
Deferred tax (benefit) expense:
Foreign	$ (22,532)	$ (585)	$ (6,584)